Financial Assets and Liabilities	12 Months Ended
Jun. 30, 2021
Financial Instruments [Abstract]
Financial Assets and Liabilities	Financial Assets and Liabilities
Categories of financial assets and financial liabilities
Financial assets
The Group has the following financial assets, all of which are classified and measured at amortised cost:

	2021 £’000	2020 £’000
Financial assets at amortised cost
Trade and other receivables (note 19)	£118,303	£82,614
Finance lease receivable (note 23)	744	1,223
Total financial assets*	£119,047	£83,837
    *Financial assets, other than cash and cash equivalents

The accounting policies provide a description of the initial recognition and measurement, and also the subsequent measurement of financial assets.
Financial liabilities
The Group has the following financial liabilities:

	2021 £’000	2020 £’000
Lease liabilities
Current lease liabilities (note 23)	£13,543	£11,132
Non-current lease liabilities (note 23)	50,142	42,233
	63,685	53,365
Other financial liabilities at amortised cost
Trade and other payables (note 20)	78,634	58,599
Other liabilities	205	136
	78,839	58,735
Financial liabilities at fair value through profit or loss
Contingent consideration (note 15)	5,718	1,409
Deferred consideration (note 15)	9,994	3,907
	15,712	5,316
Total financial liabilities	£158,236	£117,416
The accounting policies provide a description of the initial recognition and measurement, and also the subsequent measurement of financial liabilities.
Where financial assets and financial liabilities are measured at fair value, their measurement should be classified into the following hierarchy:
•Level 1 - quoted prices (unadjusted) in active markets for identical assets or liabilities.
•Level 2 - inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).
•Level 3 - inputs for the asset or liability that are not based on observable market data (unobservable inputs).
    Contingent consideration and deferred consideration have been classified within level 3.
Fair Value Movement of Contingent Equity Consideration

2019 £’000
Fair value at 1 July 2018	£11,314
Movement in fair value recognised in finance cost	5,805
Settlement through issuance of shares	(17,166)
Foreign exchange recognised in other comprehensive income	47
Fair value at 30 June 2019	£—
The valuation technique used, significant unobservable inputs and inter-relationship between significant unobservable inputs are shown below:

Valuation technique	Significant unobservable inputs	Inter-relationship between significant unobservable inputs and fair value measurement
Scenario based discounted cash flow: the valuation model considers the present value of the expected future payments in several probability weighted scenarios, discounted at risk adjusted discount rate.
Expected future cash flows (30 June 2018 - total maximum of £12.1 million, minimum of £nil over 3 years) Fair value of ordinary shares (30 June 2018 - $12.79) Discount rate (30 June 2018 - 3%)
The estimated fair value would increase (decrease) if:

the expected cash flows were higher (lower); or

the fair value of ordinary shares was higher (lower); or

the risk-adjusted discount rate were lower (higher)